Business Acquisitions - Summary of Purchase Price Attributable to Acquisitions (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Apr. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Business Acquisition [Line Items]
Cash		$ 1,527	$ 5,286	$ 5,286	$ 3,126
Restricted cash			629	629
Accounts receivable		17,059	5,458	5,458	6,449
Other current assets		1,265	559	559	320
Current assets		19,851	11,932	11,932	9,895
Property and equipment		7,117	4,064	4,064	1,534
Goodwill	$ 274,309	147,251	127,058	36,622	90,498	$ 65,818
Total assets		253,228	106,355	106,355	66,775
Current liabilities		9,721	6,001	6,001	5,209
Non- current liabilities			2,171	2,171	3,172
Total liabilities		9,721	8,172	8,172	8,381
Purchase price		243,507	98,183	98,183	58,394
Customer Relationships
Business Acquisition [Line Items]
Intangible assets		56,000	26,588	26,588	26,839
Trade Names
Business Acquisition [Line Items]
Intangible assets		4,200	1,667	1,667	1,053
Covenants Not to Compete
Business Acquisition [Line Items]
Intangible assets		4,109	5,443	5,443	2,774
Proprietary Software
Business Acquisition [Line Items]
Intangible assets		14,700	2,560	2,560
Patent
Business Acquisition [Line Items]
Intangible assets			17,479	17,479
Goodwill [Member]
Business Acquisition [Line Items]
Intangible assets			36,622		24,680
CTEH
Business Acquisition [Line Items]
Cash		1,527
Accounts receivable		17,059
Other current assets		1,265
Current assets		19,851
Property and equipment		7,042
Goodwill		146,625
Total assets		252,418
Current liabilities		9,721
Total liabilities		9,721
Purchase price		242,697
CTEH | Customer Relationships
Business Acquisition [Line Items]
Intangible assets		56,000
CTEH | Trade Names
Business Acquisition [Line Items]
Intangible assets		4,200
CTEH | Covenants Not to Compete
Business Acquisition [Line Items]
Intangible assets		4,000
CTEH | Proprietary Software
Business Acquisition [Line Items]
Intangible assets		14,700
Other Acquisition
Business Acquisition [Line Items]
Cash			2,137	2,137	380
Accounts receivable			3,751	3,751	5,045
Other current assets			61	61	288
Current assets			5,949	5,949	5,713
Property and equipment		75	3,288	3,288	1,002
Goodwill		626		20,227
Total assets		810	47,514	47,514	38,544
Current liabilities			977	977	2,141
Non- current liabilities			2,171	2,171	3,172
Total liabilities			3,148	3,148	5,313
Purchase price		810	44,366	44,366	33,231
Other Acquisition | Customer Relationships
Business Acquisition [Line Items]
Intangible assets			12,748	12,748	15,543
Other Acquisition | Trade Names
Business Acquisition [Line Items]
Intangible assets			659	659	812
Other Acquisition | Covenants Not to Compete
Business Acquisition [Line Items]
Intangible assets		$ 109	2,083	2,083	1,813
Other Acquisition | Proprietary Software
Business Acquisition [Line Items]
Intangible assets			2,560	2,560
Other Acquisition | Goodwill [Member]
Business Acquisition [Line Items]
Intangible assets			20,227		13,661
ECT2
Business Acquisition [Line Items]
Cash			3,149	3,149	2,746
Restricted cash			629	629
Accounts receivable			1,707	1,707	1,404
Other current assets			498	498	32
Current assets			5,983	5,983	4,182
Property and equipment			776	776	532
Goodwill				16,395
Total assets			58,841	58,841	28,231
Current liabilities			5,024	5,024	3,068
Total liabilities			5,024	5,024	3,068
Purchase price			53,817	53,817	25,163
ECT2 | Customer Relationships
Business Acquisition [Line Items]
Intangible assets			13,840	13,840	11,296
ECT2 | Trade Names
Business Acquisition [Line Items]
Intangible assets			1,008	1,008	241
ECT2 | Covenants Not to Compete
Business Acquisition [Line Items]
Intangible assets			3,360	3,360	961
ECT2 | Patent
Business Acquisition [Line Items]
Intangible assets			17,479	$ 17,479
ECT2 | Goodwill [Member]
Business Acquisition [Line Items]
Intangible assets			$ 16,395		$ 11,019